Note payable (Tables)	12 Months Ended
Dec. 31, 2021
Note payable
Schedule of payment schedules due

	2021	2020
Opening balance as of January 1,	$2,204,045	$3,883,733
Accretion (adjustment to present value)	36,665	167,477
Interest	17,990	98,831
Fair value adjustment (gain)	—	(29,052)
Unrealized foreign exchange gain	(112,997)	(890,992)
Repayment of Interest	(273,882)	(125,176)
Repayment	(1,601,696)	(900,776)
Closing balance as of December 31,	$270,125	$2,204,045

The following payment schedules due at December 31,2021 are as follows:

		Canadian
		equivalent to	Carrying value
	Reais	Reais	December 31,
Due date	(undiscounted)	(undiscounted)	2021
March 28, 2022	1,000,000	229,153	$270,125
Carrying value - Current	—	—	$270,125

Carrying value
December 31,
Carrying value	2020
Current	$1,941,349
Long-term	262,696
$2,204,045